COMMISSIONS AND FEES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Commissions and fees
Card fees amortization period	12 months
Total commissions and fees	$ 13,032	$ 12,941	$ 12,584
Investment banking
Commissions and fees
Total commissions and fees	3,687	3,315	2,991
Trading-related
Commissions and fees
Total commissions and fees	2,503	2,563	2,331
Credit cards and bank cards
Commissions and fees
Total commissions and fees	2,227	2,472	2,775
Trade and securities services
Commissions and fees
Total commissions and fees	1,871	1,847	1,733
Other Consumer
Commissions and fees
Total commissions and fees	885	911	908
Checking-related
Commissions and fees
Total commissions and fees	531	551	615
Corporate finance
Commissions and fees
Total commissions and fees	531	516	516
Loan servicing
Commissions and fees
Total commissions and fees	380	500	313
Other
Commissions and fees
Total commissions and fees	$ 417	$ 266	$ 402